UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2012
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       120
Entry Total:
Form 13F Information Table     	 $539,811,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
iShares MSCI EAFE                 MSCI EAFE   464287465    30,978    544,807   SH       Sole                 544,807
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    29,089    484,493   SH       Sole                 484,493
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       707     15,952   SH       Sole                  15,952
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       464      8,973   SH       Sole                   8,973
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   136,210  2,079,853   SH       Sole               2,079,853
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       424      5,360   SH       Sole                   5,360
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    95,978  1,318,012   SH       Sole               1,318,012
                                   0VAL
 iShares Russell Micro Cap Index   RUSSELL     464287481       203      3,885   SH       Sole                   3,885
 Fund                              MCP IDX
 iShares S&P 500                   S&P 500     464287200   109,273    763,402   SH       Sole                 763,402
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       904     11,930   SH       Sole                  11,930
 iShares S&P 500/Value Index       S&P 500     464287408       292      4,402   SH       Sole                   4,402
                                   VALUE
 S&P 500 SPDR                      UNIT SER 1  78462F103       873      6,131   SH       Sole                   6,131
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     5,701    177,107   SH       Sole                 177,107
                                   EXUS
 Vanguard Large Cap Growth ETF     GROWTH ETF  922908736       757     10,637   SH       Sole                  10,637
 Vanguard Large Cap Value ETF      VALUE ETF   922908744       430      7,320   SH       Sole                   7,320
 Vanguard MSCI EAFE                MSCI EAFE   921943858       201      5,710   SH       Sole                   5,710
                                   IDX
 3M Co.                            COM         88579y101       273      2,937   SH       Sole                   2,937
 Abbott Laboratories               COM         002824100     3,151     48,102   SH       Sole                  48,102
 Allstate Corp                     COM         020002101       414     10,315   SH       Sole                  10,315
 Altria Group                      COM         718154107       321     10,206   SH       Sole                  10,206
 Amazon.Com                        COM         231351065       393      1,565   SH       Sole                   1,565
 American Express Co.              COM         025816109       302      5,249   SH       Sole                   5,249
 American Intl Group Inc           COM         026874107       274      7,756   SH       Sole                   7,756
 Amgen Inc.                        COM         311621007       335      3,882   SH       Sole                   3,882
 AON Corp.                         COM         373891035       236      4,237   SH       Sole                   4,237
 Apache Corp                       COM         037411105       326      4,149   SH       Sole                   4,149
 Apple Computer, Inc.              COM         378331003     4,094      7,693   SH       Sole                   7,693
 Applied Materials Inc             COM         382221059       395     34,543   SH       Sole                  34,543
 Aptar Group                       COM         383361037       759     15,900   SH       Sole                  15,900
 AT&T Inc.                         COM         00206R102     1,125     33,365   SH       Sole                  33,365
 BankAmerica Corp.                 COM         605051044       330     28,421   SH       Sole                  28,421
 Baxter International Inc.         COM         718131097       387      5,808   SH       Sole                   5,808
 Berkshire Hathaway                CL B NEW    846707024       987     11,002   SH       Sole                  11,002
 Berkshire Hathaway CL A           CL A        084990175     2,681      2,000   SH       Sole                   2,000
 Boeing Co.                        COM         970231056       608      8,065   SH       Sole                   8,065
 Bristol-Myers Squibb Company      COM         110122108       296      9,091   SH       Sole                   9,091
 British Petroleum Amoco           COM         556221042       567     13,605   SH       Sole                  13,605
 C H Robinson                      COM         12541W100     1,137     17,983   SH       Sole                  17,983
 C V S Corp Del                    COM         126650100       271      5,611   SH       Sole                   5,611
 Carmax                            COM         143130102       297      7,900   SH       Sole                   7,900
 Carnival Corp.                    COM         143658102       397     10,790   SH       Sole                  10,790
 Caterpillar Inc.                  COM         149123101       758      8,456   SH       Sole                   8,456
 Charles Schwab                    COM         808513105       273     19,028   SH       Sole                  19,028
 ChevronTexaco Corp.               COM         166764100     1,143     10,572   SH       Sole                  10,572
 Cisco Systems Inc.                COM         17275R102       219     11,170   SH       Sole                  11,170
 Citigroup Inc.                    COM         172967101       381      9,640   SH       Sole                   9,640
 Coca Cola                         COM         191216100       741     20,448   SH       Sole                  20,448
 Colgate-Palmolive Co              COM         194162103       289      2,763   SH       Sole                   2,763
 ComCast                           COM         20030N101       371      9,930   SH       Sole                   9,930
 Comcast Corp Spl Cl A             COM         20030N200       234      6,520   SH       Sole                   6,520
 Conocophillips                    COM         20825C104       341      5,886   SH       Sole                   5,886
 DCT Industrial Trust Inc          COM         233153105       304     46,766   SH       Sole                  46,766
 Deere & Co.                       COM         244199105       223      2,577   SH       Sole                   2,577
 Diageo                            COM         25243Q205       286      2,453   SH       Sole                   2,453
 Ebay, Inc.                        COM         278642103       239      4,696   SH       Sole                   4,696
 Edwards Lifesciences              COM         28176E108       263      2,921   SH       Sole                   2,921
 EMC Corp. Mass.                   COM         268648102       241      9,520   SH       Sole                   9,520
 Exelon Corporation                COM         30161N101       361     12,123   SH       Sole                  12,123
 Express Scripts Inc.              COM         302182100       212      3,921   SH       Sole                   3,921
 Exxon Mobil Corporation           COM         30231G102     2,405     27,784   SH       Sole                  27,784
 Fed Ex Corp                       COM         31428X106       385      4,193   SH       Sole                   4,193
 Fleetcor Technologies Inc.        COM         339041105     7,500    139,800   SH       Sole                 139,800
 Ford Motor Company                COM         345370860       335     25,857   SH       Sole                  25,857
 Franklin Resources Inc.           COM         354613101       344      2,737   SH       Sole                   2,737
 General Electric                  COM         369604103       881     41,978   SH       Sole                  41,978
 Gilead Sciences Inc.              COM         375558103       258      3,512   SH       Sole                   3,512
 Glaxosmithkline                   COM         37733W105       343      7,888   SH       Sole                   7,888
 Goldman Sachs Group               COM         38141G104       248      1,946   SH       Sole                   1,946
 Google Inc                        COM         38259p508       985      1,393   SH       Sole                   1,393
 Home Depot                        COM         437076102       445      7,194   SH       Sole                   7,194
 Honeywell International           COM         438516106       252      3,975   SH       Sole                   3,975
 IBM                               COM         459200101     1,562      8,154   SH       Sole                   8,154
 Illinois Tool Works               COM         452308109       427      7,025   SH       Sole                   7,025
 Intel Corp.                       COM         458140100     1,005     48,745   SH       Sole                  48,745
 J P Morgan Chase & Co.            COM         46625H100     1,096     24,920   SH       Sole                  24,920
 Johnson & Johnson                 COM         478160104     1,061     15,135   SH       Sole                  15,135
 McDonald's Corporation            COM         580135101    14,389    163,123   SH       Sole                 163,123
 Merck & Co, Inc.                  COM         589331107       548     13,394   SH       Sole                  13,394
 Microsoft Corp.                   COM         594918104       868     32,507   SH       Sole                  32,507
 Monsanto Co.                      COM         61166W101       230      2,432   SH       Sole                   2,432
 Morgan Stanley / Dean Witter      COM         617446448       283     14,783   SH       Sole                  14,783
 National Oilwell Varco            COM         637071101       297      4,344   SH       Sole                   4,344
 News Corp. Ltd Class A            CL A        65248E104       238      9,322   SH       Sole                   9,322
 Nike Inc Cl B                     COM         654106103       205      3,966   SH       Sole                   3,966
 Northern Trust                    COM         665859104       251      4,995   SH       Sole                   4,995
 Occidental Petroleum Corp         COM         674599105       362      4,731   SH       Sole                   4,731
 Oracle Corp.                      COM         68389X105       969     29,086   SH       Sole                  29,086
 Penn National Gaming              COM         707569109       349      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       434      6,344   SH       Sole                   6,344
 Pfizer Inc.                       COM         717081103       845     33,683   SH       Sole                  33,683
 Philip Morris International Inc.  COM         718172109       701      8,386   SH       Sole                   8,386
 Praxair Inc                       COM         74005P104       337      3,083   SH       Sole                   3,083
 Procter & Gamble                  COM         742718109       721     10,614   SH       Sole                  10,614
 Qualcomm, Inc.                    COM         747525103       523      8,453   SH       Sole                   8,453
 Rockwell Medical, Inc.            COM         774374102       117     14,500   SH       Sole                  14,500
 SAIC, Inc.                        COM         78390X101       346     30,522   SH       Sole                  30,522
 Schlumberger Ltd.                 COM         806857108       361      5,204   SH       Sole                   5,204
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       271      1,714   SH       Sole                   1,714
 Southern Corp.                    COM         842587107       209      4,873   SH       Sole                   4,873
 SPDR Gold Shares                  COM         380755959       241      1,489   SH       Sole                   1,489
 Starbucks Corp.                   COM         855244109       229      4,272   SH       Sole                   4,272
 Starwood Hotels and Resorts       COM         85590A203       332      5,780   SH       Sole                   5,780
 TE Connectivity LTD               COM         H84989104       220      5,935   SH       Sole                   5,935
 Texas Instruments Inc.            COM         882508104       276      8,935   SH       Sole                   8,935
 Tiffany & Co                      COM         886547108       303      5,278   SH       Sole                   5,278
 Time Warner Inc.                  COM         887317105       291      6,087   SH       Sole                   6,087
 Travelers Companies Inc           COM         89417E109       249      3,463   SH       Sole                   3,463
 Union Pacific                     COM         907818108       328      2,608   SH       Sole                   2,608
 United Health Care Corp.          COM         91324P102       254      4,689   SH       Sole                   4,689
 United Parcel Service Class B     COM         911312106       247      3,354   SH       Sole                   3,354
 United Technologies Corp.         COM         913017109       380      4,630   SH       Sole                   4,630
 US Bancorp                        COM         902973304       248      7,780   SH       Sole                   7,780
 Verizon Communications            COM         92343V104       568     13,118   SH       Sole                  13,118
 Visa, Inc.                        COM         82826C839       784      5,172   SH       Sole                   5,172
 Wal-Mart                          COM         931142103     1,216     17,817   SH       Sole                  17,817
 Walgreen Company                  COM         931422109       377     10,190   SH       Sole                  10,190
 Walt Disney Co.                   COM         254687106     1,258     25,268   SH       Sole                  25,268
 Wells Fargo & Co New              COM         949746101     2,227     65,147   SH       Sole                  65,147